Cover	Jul. 09, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 (this “Amendment”) to the Current Report on Form 8-K originally filed by Glucotrack, Inc., a Delaware corporation (the “Company”), with the U.S. Securities and Exchange Commission (the “SEC”) on July 15, 2026 (as amended by the Form 8-K/A filed on August 28, 2026, the “Original Report”), is being filed solely to update the unaudited pro forma financial statements provided in the Original Report to reflect the 1-for-15 reverse stock split of the Company’s issued and outstanding common stock, which became effective on August 28, 2026 at 4:30 p.m. Eastern Time. This Amendment does not reflect any events occurring after the filing of the Original Report and does not amend or update any disclosures contained therein, except as expressly provided herein.
Document Period End Date	Jul. 09, 2026
Entity File Number	001-41141
Entity Registrant Name	GLUCOTRACK, INC.
Entity Central Index Key	0001506983
Entity Tax Identification Number	98-0668934
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	301 Rte. 17 North
Entity Address, Address Line Two	Ste. 800
Entity Address, City or Town	Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07070
City Area Code	(201)
Local Phone Number	842-7715
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GCTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false